Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Interest and Other Income (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income/(expenses)	[1]	$ (305)	$ 907	$ 813	$ 602	$ 1,294
Of which:
Interest income		616	588	599	1,204	1,100
Dividend income (from investments in equity securities)		30	23	29	53	29
Net gains/(losses) on sales and revaluation of non-current assets and businesses		143	10	65	154	110
Net foreign exchange gains/(losses) on financing activities		(1,169)	66	7	(1,103)	(229)
Other		$ 74	$ 219	$ 113	$ 293	$ 284

[1]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]